Cover	Sep. 15, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2026
Entity File Number	001-42138
Entity Registrant Name	FLAG SHIP ACQUISITION CORPORATION
Entity Central Index Key	0001850059
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	26 Broadway
Entity Address, Address Line Two	Suite 934
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	(646)
Local Phone Number	362-0256
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Ordinary Share, $0.001 par value, and one right
Title of 12(b) Security	Units, each consisting of one Ordinary Share, $0.001 par value, and one right
Trading Symbol	FSHPU
Security Exchange Name	NASDAQ
Ordinary Shares, $0.001 par value
Title of 12(b) Security	Ordinary Shares, $0.001 par value
Trading Symbol	FSHP
Security Exchange Name	NASDAQ
Rights to receive one-tenth (1/10th) of one Ordinary Share
Title of 12(b) Security	Rights to receive one-tenth (1/10th) of one Ordinary Share
Trading Symbol	FSHPR
Security Exchange Name	NASDAQ